FINANCIAL INSTRUMENTS (Details 18) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Equity	$ 7,818,504	$ 7,415,635	$ 7,369,415	$ 7,338,971
Bank borrowings	991,956	1,274,260
Lease liabilities	163,304	211,755
Bonds issued	4,426,033	4,707,944
Capitalization	$ 13,399,797	$ 13,609,594